Income Taxes (Details) - Schedule of federal statutory income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of federal statutory income tax rate [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of federal benefit	1.00%	0.90%
Non-Deductible Expenses	(0.50%)	(0.70%)
Valuation Allowance	(23.80%)	(21.30%)
Other	2.30%	0.10%
Total Deferred Tax Assets:	0.00%	0.00%